LEASES - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CAD ($) ft² item	Dec. 31, 2021 USD ($) ft² item	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Short term property leases						$ 262,000	$ 261,000
Operating lease cost, including related operating cost	$ 81,000,000	$ 79,000,000	$ 245,000,000	$ 245,000,000		$ 327,000	$ 301,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets		Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities		Other current liabilities		Other current liabilities	Other current liabilities	Other current liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]					Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Canada
Lessee, Lease, Description [Line Items]
Office space (in square feet) | ft²	31,000				31,100	31,100
Lease term					2 years	2 years
Renewal option | item					1	1
Renewal term					3 years	3 years
Monthly rent					$ 18,100	$ 14,300
Related operating expenses					$ 18,200	$ 14,300
Massachusetts And Pennsylvania | Minimum
Lessee, Lease, Description [Line Items]
Renewal term					3 months	3 months
Massachusetts And Pennsylvania | Maximum
Lessee, Lease, Description [Line Items]
Renewal term					6 months	6 months
Massachusetts
Lessee, Lease, Description [Line Items]
Monthly rent			$ 2,500			$ 2,100
Pennsylvania
Lessee, Lease, Description [Line Items]
Monthly rent			$ 17,200			$ 18,400